Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total prepaid expenses and other current assets	$ 309,516	$ 293,976
Accounts payable	84,155	98,734
Accrued expenses	70,007	62,469
Related Party
Related Party Transaction [Line Items]
Net sales	9,039	8,474	$ 9,089
Accounts receivable	2,890	5,136
Total prepaid expenses and other current assets	78	11,929
Accounts payable	700	2,708
Accrued expenses	$ 2,893	$ 3,518